Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Condensed Consolidated Balance Sheets
Allowance for doubtful accounts	$ 0.2	$ 0.2
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	150,000,000	150,000,000
Common stock issued (in shares)	39,228,956	20,626,249
Common stock outstanding (in shares)	38,528,956	20,626,249
Treasury stock (in shares)	700,000	0